Interest Rate Swaps (Tables)	9 Months Ended
Sep. 30, 2022
Designated as hedging instrument
Interest Rate Swaps
Schedule of interest rate swap liabilities

Derivatives designated as hedging instruments (in thousands of U.S. Dollars)	Balance Sheet location	September 30, 2022	December 31, 2021
Interest rate swap	Current portion of derivative assets	$1,961	254
Interest rate swap	Non - current portion of derivative assets	$—	795

Not designated as hedging instrument
Interest Rate Swaps
Schedule of interest rate swap liabilities

Derivatives not designated as hedging instruments (in thousands of U.S. Dollars)	Balance Sheet location	September 30, 2022	December 31, 2021
Interest rate swap	Current portion of derivative assets	$4,617	53
Interest rate swap	Non - current portion of derivative assets	$—	187